Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2017
Prepaid expenses and other receivables
Prepaid expenses and other receivables

5               Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Prepaid expenses	17,294	12,257	1,781
VAT tax receivables	798	1,036	151
Other receivables	6,320	4,231	614

Total prepaid expenses and other receivables	24,412	17,524	2,546

Other receivables mainly include advance payments to employees and rental deposits.